AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Dec. 31, 2025	Mar. 31, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 84,292	$ 65,444
Prepaid	11,098	44,531
Total	$ 95,390	$ 109,975